Fidelity Freedom® Index Funds

Fidelity Freedom Index Income Fund

Class/Ticker

Fidelity Freedom Index Income Fund/FIKFX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

June 3, 2015

As Revised October 1, 2015

Fund Summary

Fund:
Fidelity Freedom® Index Income Fund

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.09%
Total annual operating expensesA	0.24%
Fee waiver and/or expense reimbursementB	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 16
3 years	$ 52
5 years	$ 108
10 years	$ 279

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of Fidelity domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to a stable asset allocation strategy shown in the "glide path" below.

Summary Prospectus

Fund Summary - continued

  Using an asset allocation among underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds according to a stable asset allocation of approximately:

* The Adviser may change these percentages over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

Summary Prospectus

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Summary Prospectus

Fund Summary - continued

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information.

Year-by-Year Returns

Calendar Years	2010	2011	2012	2013	2014
	5.96%	2.47%	4.80%	3.10%	3.91%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.49%	September 30, 2010
Lowest Quarter Return	-2.10%	September 30, 2011
Year-to-Date Return	1.25%	March 31, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Summary Prospectus

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom Index Income Fund
Return Before Taxes	3.91%	4.04%	4.26%
Return After Taxes on Distributions	3.28%	3.57%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	3.05%	3.22%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.22%
Fidelity Freedom Index Income Composite IndexSM (reflects no deduction for fees, expenses, or taxes)	3.93%	4.57%	4.71%

A From October 2, 2009.

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain accounts for which Fidelity provides recordkeeping services.

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet
Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com
Phone Plan Accounts: For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
All Other Accounts: Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Plan Accounts: Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts: Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
All Accounts:
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, and FAST are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

Fidelity Freedom Index Income Composite Index is a service mark of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.926962.111 FRX-SUM-0515-01

Fidelity Freedom® Index Funds

Fidelity Freedom Index Income Fund

Class/Ticker

W/FFGZX

Summary Prospectus

June 23, 2015

As Revised October 1, 2015

Fund Summary

Fund/Class:
Fidelity Freedom® Index Income Fund/W

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.05%
Acquired fund fees and expensesA	0.09%
Total annual operating expenses	0.14%
Fee waiver and/or expense reimbursementB	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class W of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 10
3 years	$ 33
5 years	$ 67
10 years	$ 167

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity funds according to a stable asset allocation strategy shown in the "glide path" below.

Summary Prospectus

Fund Summary - continued

  Using an asset allocation among underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds according to a stable asset allocation of approximately:

* The Adviser may change these percentages over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

Summary Prospectus

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Freedom Index Income Fund, a class of shares of the fund, from year to year and compares the performance to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Summary Prospectus

Fund Summary - continued

Visit www.401k.com and log in or www.fidelity.com for more recent performance information.

Performance history will be available for Class W after Class W has been in operation for one calendar year.

Year-by-Year ReturnsA

Calendar Years	2010	2011	2012	2013	2014
	5.96%	2.47%	4.80%	3.10%	3.91%

During the periods shown in the chart for Fidelity Freedom Index Income Fund:	Returns	Quarter ended
Highest Quarter Return	3.49%	September 30, 2010
Lowest Quarter Return	-2.10%	September 30, 2011
Year-to-Date Return	1.25%	March 31, 2015

A The returns shown above are for Fidelity Freedom Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom Index Income Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Life of classA
Fidelity Freedom Index Income FundB	3.91%	4.04%	4.26%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.22%
Fidelity Freedom Index Income Composite IndexSM (reflects no deduction for fees, expenses, or taxes)	3.93%	4.57%	4.71%

A From October 2, 2009.

Summary Prospectus

B The returns shown above are for Fidelity Freedom Index Income Fund, a class of shares of the fund that is not offered through this prospectus. Class W would have substantially similar annual returns to Fidelity Freedom Index Income Fund because the classes are invested in the same portfolio of securities. Class W's returns would differ from Fidelity Freedom Index Income Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

FMR Co., Inc. (FMRC) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet www.401k.com
Phone For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
Mail
Redemptions:
Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class W shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Summary Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

Fidelity Freedom Index Income Composite Index is a service mark of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.9865233.101 FRX-CW-SUM-0615-01